FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Corporate (Details)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 19, 2018 USD ($)	Apr. 30, 2015 USD ($)
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ (854,000,000)	€ 750,000,000
Borrowings, interest rate	2.25%	2.25%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 750,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity			$ 5,500,000,000		$ 5,500,000,000	$ 5,500,000,000
Undrawn borrowing facilities			$ 5,500,000,000